Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current	Accrued Liabilities and Other Long-Term Liabilities
The following tables present the components of accrued liabilities and other long-term liabilities on the Company's consolidated balance sheets.

Accrued Liabilities	Year Ended December 31,
	2024 $	2023 $
Voyage and vessel	36,665	41,729
Obligation related to EU ETS	6,588	—
Corporate accruals	1,654	1,200
Interest	548	1,177
Payroll and benefits (note 16)	30,213	27,562
Accrued liabilities	75,668	71,668
Obligation Related to EU ETS
As part of the EU ETS requirements, for the year ended December 31, 2024, the Company recorded an obligation related to its annual emissions level of $6.6 million, which was included as part of accrued liabilities in the consolidated balance sheet as at December 31, 2024. During the year ended December 31, 2024, the Company also recognized expenses related to EU ETS of $6.7 million, as part of voyage expenses in the consolidated statement of income

Other Long Term Liabilities

Other Long-Term Liabilities	Year Ended December 31,
	2024 $	2023 $
Freight tax provision (note 18)	41,404	47,813
Office lease liability - long term	8,698	8,764
Defined contribution pension liability	5,091	6,594
Other (note 16)	1,467	796
Other long-term liabilities	56,660	63,967